Combined and Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Allowance for accounts receivables | ¥	¥ 49,132	¥ 6,249
Allowance for contract assets | ¥	¥ 122	¥ 459
Redeemable shares, issued	54,551,513	54,551,513
Redeemable shares, outstanding	0	0
Class A
Ordinary shares, authorized	50,000,000	35,000,000
Ordinary shares, issued	30,033,379	30,033,379
Ordinary shares, outstanding	30,033,379	30,033,379
Class B
Ordinary shares, authorized	900,000,000	150,000,000
Ordinary shares, issued	99,626,332	30,949,701
Ordinary shares, outstanding	96,995,110	30,949,701